Stockholder's Deficit (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance is as follows in common equivalent shares as of December 31, 2017:

Conversion of Series A, Series B, Series C-1 and Series C convertible preferred stock	40,016,067
Rights to common stock units subject to completion of an IPO by the Company	100,000
Common stock options issued and outstanding	6,244,095
Common stock options available for future grant	2,896,814

Total common stock reserved for future issuance (1)	49,256,976

(1)	Excludes (i) shares issuable upon conversion of Series D in the next equity financing at a 50% discount to the issuance price and (ii) shares issuable upon exercise of the Warrant Rights.